Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2023
Entity Registrant Name	MERCER FUNDS
Entity Central Index Key	0001320615
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 31, 2023
Document Effective Date	Oct. 31, 2023
Prospectus Date	Oct. 31, 2023